Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our CEO and to our Non-CEO NEOs and certain financial performance of the Company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Executive Compensation Summary” section of this proxy statement.

Year	Summary Compensation Table Total For CEO(1) ($)	Compensation Actually Paid to CEO(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(3) ($)	Average Compensation Actually Paid To Non-CEO NEOs(2) ($)	Value of Fixed $100 Investment Based on Total Shareholder Return(4) ($)	Net Income (Loss) ($ millions)

2022	3,821,078	7,866,045	1,312,100	1,677,718	601	48.0
2021	3,228,539	11,377,602	1,236,035	2,267,001	439	47.3
2020	1,946,150	2,043,151	897,349	1,169,323	133	(23.0)

(1)	Ms. John served as the Company’s President and Chief Executive Officer for each year shown.
(2)

Amounts reported in this column are based on total compensation reported for our CEO and average total compensation reported for our other NEOs in the Summary Compensation Table (“SCT”) for the indicated fiscal years and adjusted as shown in the table below to determine the compensation actually paid as calculated in accordance with the requirements of Item 402(v) of Regulation S-K. The fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

PEO Total Compensation Amount	$ 3,821,078	$ 3,228,539	$ 1,946,150
PEO Actually Paid Compensation Amount	$ 7,866,045	11,377,602	2,043,151
Adjustment To PEO Compensation, Footnote [Text Block]
Year	Year	SCT Total Compensation (i) ($)	Minus SCT Equity Awards Total (ii) ($)	Plus Fair Value of Current Year Equity Awards Unvested at Year End (iii) (iv) ($)	Plus Change in Fair Value of Unvested Prior Year Equity Awards (iv) (v) ($)	Plus Change in Fair Value of Equity Awards Vested in Current Year (vi) ($)	Equals Compensation Actually Paid ($)
	2022	3,821,078	1,250,002	1,703,128	3,300,766	291,075	7,866,045
CEO	2021	3,228,539	812,505	2,628,961	5,455,036	877,571	11,377,602
	2020	1,946,150	955,299	1,796,586	(509,303)	(234,982)	2,043,151
	2022	1,312,100	299,983	406,798	205,726	53,077	1,677,718
Other	2021	1,236,035	150,001	315,475	526,052	339,439	2,267,001
NEOs	2020	897,349	234,057	532,602	33,805	(60,376)	1,169,323

(i)	Includes dividends accrued on unvested time-based restricted stock awards.
(ii)

For the CEO, represents the total of the amounts reported in the “Stock Awards” column of the SCT and for the Non-CEO NEOs, represents the average total of the amounts reported in the “Stock Awards” column of the SCT, as the grant date fair value of equity awards granted in the applicable year.

(iii)

For the CEO, represents the total fair value and for the Non-CEO NEOs, represents the average total fair value as of the end of the applicable year of awards granted during the applicable year that remain unvested as of the end of the fiscal year.

(iv)

Fair value of performance-based restricted stock with unsatisfied performance conditions as of the applicable measurement date also reflects the probable outcome of the applicable performance conditions as of that date.

(v)	Changes in fair value are measured by comparing fair value as of the end of the applicable year to the fair value as of the end of the prior year.
(vi)	Changes in fair value are measured by comparing fair value at vesting to the fair value as of the end of the prior year.
(3)	The non-CEO NEOs for the applicable periods were Ms. Kretchmar and Mr. Hurt.
(4)	Total Stockholder Return (“TSR”) represents the cumulative TSR for the Company’s common stock over a three-year period beginning on February 1, 2020 and ending on January 28, 2023.

Non-PEO NEO Average Total Compensation Amount	$ 1,312,100	1,236,035	897,349
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,677,718	2,267,001	1,169,323
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The charts below describe the relationship between compensation actually paid (“CAP”) to our CEO and to our Non-CEO NEOs (as calculated above) and our TSR and financial performance as measured by our reported Net Income for the indicated years.

Total Shareholder Return Amount	$ 601	439	133
Net Income (Loss)	48,000,000.0	47,300,000	(23,000,000.0)
PEO Minus SCT Equity Awards Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,250,002	812,505	955,299
PEO Plus Fair Value of Current Year Equity Awards Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,703,128	2,628,961	1,796,586
PEO Plus Change in Fair Value of Unvested Prior Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,300,766	5,455,036	(509,303)
PEO Plus Change in Fair Value of Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	291,075	877,571	(234,982)
NEO Minus SCT Equity Awards Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	299,983	150,001	234,057
NEO Plus Fair Value of Current Year Equity Awards Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	406,798	315,475	532,602
NEO Plus Change in Fair Value of Unvested Prior Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	205,726	526,052	33,805
NEO Plus Change in Fair Value of Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 53,077	$ 339,439	$ (60,376)